Segment reporting	9 Months Ended
Sep. 30, 2018
Operating Segments [Abstract]
Segment reporting
Segment reporting

The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and this is reflected in the segment presentation below for the periods presented.

		For the three months ended September 30,		For the nine months ended September 30,
		2018	2017	2018	2017
	Note	€m	€m	€m	€m
Profit for the period		36.3	41.9	129.7	109.2
Taxation		10.0	11.7	39.2	28.8
Net financing costs		12.1	8.6	36.1	57.0
Depreciation		10.4	8.6	28.4	26.6
Amortization		2.0	2.0	5.2	5.8
EBITDA		70.8	72.8	238.6	227.4
Acquisition purchase price adjustments		3.6	—	5.7	—
Exceptional items	6	4.1	5.4	11.7	16.8
Other adjustments		5.2	0.3	19.8	2.4
Adjusted EBITDA		83.7	78.5	275.8	246.6

Other adjustments include the elimination of share-based payment expense and related employer payroll tax expense of €4.5 million for the three months ended September 30, 2018 (2017: €0.3 million) and €10.9 million for the nine months ended September 30, 2018 (2017: €2.4 million), as well as the elimination of M&A related investigation costs, professional fees, transaction costs, purchase accounting related valuations and post-close transaction costs of €0.7 million for the three months ended September 30, 2018 (2017: nil) and €8.9 million for the nine months ended September 30, 2018 (2017: nil). Nomad excludes these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

Acquisition purchase price adjustments relate to the non-cash fair value uplift of inventory on the acquisition of Goodfella’s Pizza and Aunt Bessie's.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
United Kingdom	160.8	97.9	400.1	309.7
Italy	81.3	78.4	279.9	271.7
Germany	68.9	69.1	223.9	216.8
France	40.0	41.5	125.8	125.1
Sweden	48.8	52.1	143.3	158.8
Norway	31.8	32.7	91.2	92.2
Austria	21.3	19.3	71.7	67.5
Spain	19.5	20.6	57.6	61.7
Rest of Europe	58.2	47.4	164.5	144.9
Total external revenue by geography	530.6	459.0	1,558.0	1,448.4